UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA FIRST START GROWTH FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2011


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA FIRST START GROWTH FUND
APRIL 30, 2011

                                                                      (Form N-Q)

48487-0611                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA FIRST START GROWTH FUND
April 30, 2011 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            EQUITY SECURITIES (70.7%)

            COMMON STOCKS (43.9%)

            CONSUMER DISCRETIONARY (5.4%)
            ----------------------------
            ADVERTISING (0.0%)
     2,000  Interpublic Group of Companies, Inc.                     $        24
     1,147  National Cinemedia, Inc.                                          20
       900  Omnicom Group, Inc.                                               44
                                                                     -----------
                                                                              88
                                                                     -----------
            APPAREL RETAIL (0.6%)
       400  Abercrombie & Fitch Co. "A"                                       28
     2,846  Aeropostale, Inc.*                                                73
       640  Ann, Inc.*                                                        20
     1,500  Gap, Inc.                                                         35
    21,800  Limited Brands, Inc.                                             897
       765  Men's Wearhouse, Inc.                                             21
     1,120  Ross Stores, Inc.                                                 83
     1,216  Stage Stores, Inc.                                                23
     3,600  TJX Companies, Inc.                                              193
                                                                     -----------
                                                                           1,373
                                                                     -----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
       706  Carter's, Inc.*                                                   22
     1,300  Coach, Inc.                                                       78
       300  Fossil, Inc.*                                                     29
     1,340  Jones Group, Inc.                                                 18
       400  Polo Ralph Lauren Corp.                                           52
     1,800  VF Corp.                                                         181
       349  Warnaco Group, Inc.*                                              22
                                                                     -----------
                                                                             402
                                                                     -----------
            AUTO PARTS & EQUIPMENT (0.4%)
     3,146  Autoliv, Inc.                                                    252
       400  BorgWarner, Inc.*                                                 31
     1,042  Dana Holding Corp.*                                               19
     2,800  Johnson Controls, Inc.                                           115
     9,900  Lear Corp.                                                       506
       492  Tenneco, Inc.*                                                    23
                                                                     -----------
                                                                             946
                                                                     -----------
            AUTOMOBILE MANUFACTURERS (0.1%)
    22,180  Ford Motor Co.*                                                  343
                                                                     -----------
            AUTOMOTIVE RETAIL (0.0%)
       800  CarMax, Inc.*                                                     28
       424  Group 1 Automotive, Inc.                                          18
       600  O'Reilly Automotive, Inc.*                                        36
     1,263  Pep Boys - Manny, Moe & Jack                                      17
                                                                     -----------
                                                                              99
                                                                     -----------

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1  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            BROADCASTING (0.1%)
     2,000  CBS Corp. "B"                                            $        51
     1,700  Discovery Communications, Inc. "A"*                               75
                                                                     -----------
                                                                             126
                                                                     -----------
            CABLE & SATELLITE (0.4%)
       900  Cablevision Systems Corp. "A"                                     32
    15,500  Comcast Corp. "A"                                                407
     6,530  DIRECTV "A"*                                                     317
     1,500  DISH Network Corp. "A"*                                           37
     1,700  Liberty Global, Inc. "A"*                                         79
     1,500  Time Warner Cable, Inc.                                          117
     2,500  Virgin Media, Inc.                                                76
                                                                     -----------
                                                                           1,065
                                                                     -----------
            CATALOG RETAIL (0.0%)
     3,600  Liberty Media Corp. - Interactive "A"*                            63
                                                                     -----------
            COMPUTER & ELECTRONICS RETAIL (0.1%)
     4,900  Best Buy Co., Inc.                                               153
                                                                     -----------
            CONSUMER ELECTRONICS (0.1%)
       900  Garmin Ltd.*                                                      31
     5,200  Harman International Industries, Inc.                            252
                                                                     -----------
                                                                             283
                                                                     -----------
            DEPARTMENT STORES (0.1%)
       800  J.C. Penney Co., Inc.                                             31
     1,300  Kohl's Corp.                                                      68
     1,400  Macy's, Inc.                                                      33
       600  Nordstrom, Inc.                                                   29
     1,159  Saks, Inc.*                                                       14
                                                                     -----------
                                                                             175
                                                                     -----------
            DISTRIBUTORS (0.0%)
       900  Genuine Parts Co.                                                 48
                                                                     -----------
            EDUCATION SERVICES (0.0%)
       533  American Public Education, Inc.*                                  22
       800  Apollo Group, Inc. "A"*                                           32
                                                                     -----------
                                                                              54
                                                                     -----------
            FOOTWEAR (0.1%)
       316  Deckers Outdoor Corp.*                                            27
     1,080  Iconix Brand Group, Inc.*                                         26
     1,452  NIKE, Inc. "B"                                                   120
                                                                     -----------
                                                                             173
                                                                     -----------
            GENERAL MERCHANDISE STORES (0.4%)
     1,300  Big Lots, Inc.*                                                   53
       600  Dollar Tree, Inc.*                                                35
     4,100  Family Dollar Stores, Inc.                                       222
    11,092  Target Corp.                                                     545
                                                                     -----------
                                                                             855
                                                                     -----------
            HOME FURNISHINGS (0.0%)
     1,500  Leggett & Platt, Inc.                                             39
                                                                     -----------
            HOME IMPROVEMENT RETAIL (0.3%)
    12,070  Home Depot, Inc.                                                 448
     7,350  Lowe's Companies, Inc.                                           193
                                                                     -----------
                                                                             641
                                                                     -----------
            HOMEFURNISHING RETAIL (0.1%)
       800  Bed Bath & Beyond, Inc.*                                          45

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                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
     5,200  Williams-Sonoma, Inc.                                    $       226
                                                                     -----------
                                                                             271
                                                                     -----------
            HOTELS, RESORTS, & CRUISE LINES (0.1%)
     3,100  Carnival Corp.                                                   118
     1,000  Marriott International, Inc. "A"                                  35
     1,292  Orient-Express Hotels Ltd. "A"*                                   16
       900  Royal Caribbean Cruises Ltd.*                                     36
       600  Starwood Hotels & Resorts Worldwide, Inc.                         36
     1,300  Wyndham Worldwide Corp.                                           45
                                                                     -----------
                                                                             286
                                                                     -----------
            HOUSEHOLD APPLIANCES (0.4%)
       600  Stanley Black & Decker, Inc.                                      44
     9,382  Whirlpool Corp.                                                  808
                                                                     -----------
                                                                             852
                                                                     -----------
            HOUSEWARES & SPECIALTIES (0.0%)
       600  Fortune Brands, Inc.                                              39
     1,500  Newell Rubbermaid, Inc.                                           29
                                                                     -----------
                                                                              68
                                                                     -----------
            INTERNET RETAIL (0.5%)
     2,700  Amazon.com, Inc.*                                                530
     2,400  Expedia, Inc.                                                     60
       300  Netflix, Inc.*                                                    70
     1,130  Priceline.com, Inc.*                                             618
       545  Shutterfly, Inc.*                                                 34
                                                                     -----------
                                                                           1,312
                                                                     -----------
            LEISURE PRODUCTS (0.3%)
       891  Brunswick Corp.                                                   21
       905  JAKKS Pacific, Inc.*                                              19
     1,600  Mattel, Inc.                                                      43
     5,000  Polaris Industries, Inc.                                         527
                                                                     -----------
                                                                             610
                                                                     -----------
            MOTORCYCLE MANUFACTURERS (0.0%)
      800   Harley-Davidson, Inc.                                             30
                                                                     -----------
            MOVIES & ENTERTAINMENT (0.5%)
     1,660  Live Nation, Inc.*                                                18
    11,400  News Corp. "A"                                                   203
     6,200  News Corp. "B"                                                   117
     6,380  Time Warner, Inc.                                                242
     2,500  Viacom, Inc. "B"                                                 128
     9,414  Walt Disney Co.                                                  406
                                                                     -----------
                                                                           1,114
                                                                     -----------
            PUBLISHING (0.1%)
     1,200  McGraw-Hill Companies, Inc.                                       49
     1,100  Scholastic Corp.                                                  29
     2,800  Thomson Reuters Corp.(a)                                         113
       409  Valassis Communications, Inc.*                                    12
                                                                     -----------
                                                                             203
                                                                     -----------
            RESTAURANTS (0.3%)
       969  Bob Evans Farms, Inc.                                             31
       751  Cheesecake Factory, Inc.*                                         22
       200  Chipotle Mexican Grill, Inc. "A"*                                 53
       700  Darden Restaurants, Inc.                                          33
     5,100  McDonald's Corp.                                                 399
     3,100  Starbucks Corp.                                                  112
     2,100  Yum! Brands, Inc.                                                113
                                                                     -----------
                                                                             763
                                                                     -----------

================================================================================

3  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            SPECIALIZED CONSUMER SERVICES (0.1%)
       239  Coinstar, Inc.*                                          $        13
     3,239  Sotheby's Holdings, Inc. "A"                                     164
       539  Steiner Leisure Ltd.*                                             26
                                                                     -----------
                                                                             203
                                                                     -----------
            SPECIALTY STORES (0.1%)
       856  OfficeMax, Inc.*                                                   8
       500  Signet Jewelers Ltd.*                                             22
     3,200  Staples, Inc.                                                     67
       500  Tiffany & Co.                                                     35
       400  Tractor Supply Co.                                                25
                                                                     -----------
                                                                             157
                                                                     -----------
            TIRES & RUBBER (0.0%)
     1,200  Goodyear Tire & Rubber Co.*                                       22
                                                                     -----------
            Total Consumer Discretionary                                  12,817
                                                                     -----------
            CONSUMER STAPLES (3.2%)
            ----------------------
            AGRICULTURAL PRODUCTS (0.1%)
     2,773  Archer-Daniels-Midland Co.                                       103
     1,100  Bunge Ltd.                                                        83
                                                                     -----------
                                                                             186
                                                                     -----------
            DRUG RETAIL (0.3%)
     9,690  CVS Caremark Corp.                                               351
    10,000  Walgreen Co.                                                     427
                                                                     -----------
                                                                             778
                                                                     -----------
            FOOD DISTRIBUTORS (0.1%)
       554  Nash Finch Co.                                                    20
     2,700  Sysco Corp.                                                       78
       556  United Natural Foods, Inc.*                                       24
                                                                     -----------
                                                                             122
                                                                     -----------
            FOOD RETAIL (0.1%)
     3,000  Kroger Co.                                                        73
     1,600  Ruddick Corp.                                                     67
       500  Whole Foods Market, Inc.                                          31
                                                                     -----------
                                                                             171
                                                                     -----------
            HOUSEHOLD PRODUCTS (0.5%)
     1,735  Central Garden & Pet Co. "A"*                                     17
       600  Clorox Co.                                                        42
     2,520  Colgate-Palmolive Co.                                            213
     1,800  Kimberly-Clark Corp.                                             119
    13,920  Procter & Gamble Co.                                             903
                                                                     -----------
                                                                           1,294
                                                                     -----------
            HYPERMARKETS & SUPER CENTERS (0.2%)
     1,800  Costco Wholesale Corp.                                           145
     9,180  Wal-Mart Stores, Inc.                                            505
                                                                     -----------
                                                                             650
                                                                     -----------
            PACKAGED FOODS & MEAT (0.6%)
     1,206  Chiquita Brands International, Inc.*                              19
     2,000  ConAgra Foods, Inc.                                               49
     2,900  General Mills, Inc.                                              112
       700  Green Mountain Coffee Roasters, Inc.*                             47
     1,569  H.J. Heinz Co.                                                    81
       600  J.M. Smucker Co.                                                  45
       900  Kellogg Co.                                                       52
     8,230  Kraft Foods, Inc. "A"                                            276
     1,064  Mead Johnson Nutrition Co.                                        71

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
     3,300  Sara Lee Corp.                                           $        63
    29,387  Tyson Foods, Inc. "A"                                            585
                                                                     -----------
                                                                           1,400
                                                                     -----------
            PERSONAL PRODUCTS (0.3%)
     1,600  Avon Products, Inc.                                               47
     6,300  Estee Lauder Companies, Inc. "A"                                 611
       500  Herbalife Ltd.                                                    45
                                                                     -----------
                                                                             703
                                                                     -----------
            SOFT DRINKS (1.0%)
     1,300  Coca Cola Enterprises, Inc.                                       37
    10,100  Coca-Cola Co.                                                    681
    27,690  Dr. Pepper Snapple Group, Inc.                                 1,086
     7,797  PepsiCo, Inc.                                                    537
                                                                     -----------
                                                                           2,341
                                                                     -----------
            Total Consumer Staples                                         7,645
                                                                     -----------

            ENERGY (5.7%)
            ------------
            COAL & CONSUMABLE FUELS (0.2%)
       800  Alpha Natural Resources, Inc.*                                    47
     3,800  Arch Coal, Inc.                                                  130
       700  CONSOL Energy, Inc.                                               38
       700  Massey Energy Co.                                                 48
     1,800  Peabody Energy Corp.                                             120
                                                                     -----------
                                                                             383
                                                                     -----------
            INTEGRATED OIL & GAS (3.6%)
    23,550  Chevron Corp.(b)                                               2,577
    24,970  ConocoPhillips                                                 1,971
    30,993  Exxon Mobil Corp.                                              2,727
     2,900  Hess Corp.                                                       249
     3,623  Marathon Oil Corp.                                               196
     6,070  Murphy Oil Corp.                                                 470
     3,880  Occidental Petroleum Corp.                                       444
                                                                     -----------
                                                                           8,634
                                                                     -----------
            OIL & GAS DRILLING (0.1%)
       500  Diamond Offshore Drilling, Inc.                                   38
     1,100  Nabors Industries Ltd.*                                           34
       900  Patterson-UTI Energy, Inc.                                        28
       600  Rowan Companies, Inc.*                                            25
                                                                     -----------
                                                                             125
                                                                     -----------
            OIL & GAS EQUIPMENT & SERVICES (0.7%)
     1,760  Baker Hughes, Inc.                                               136
       620  Bristow Group, Inc.*                                              29
       800  Cameron International Corp.*                                      42
       686  Complete Production Services, Inc.*                               23
       600  Dresser-Rand Group, Inc.*                                         32
       300  Dril-Quip, Inc.*                                                  23
       900  FMC Technologies, Inc.*                                           42
     4,460  Halliburton Co.                                                  225
     1,281  Helix Energy Solutions Group, Inc.*                               24
     1,800  National-Oilwell Varco, Inc.                                     138
     9,958  Schlumberger Ltd.                                                894
       600  Seacor Holdings, Inc.                                             59
     5,700  Weatherford International Ltd.*                                  123
                                                                     -----------
                                                                           1,790
                                                                     -----------
            OIL & GAS EXPLORATION & PRODUCTION (0.8%)
     2,510  Anadarko Petroleum Corp.                                         198
     1,860  Apache Corp.                                                     248
       550  Berry Petroleum Co. "A"                                           29

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5  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
       939  Brigham Exploration Co.*                                 $        32
       500  Cabot Oil & Gas Corp.                                             28
     2,600  Chesapeake Energy Corp.                                           88
       300  Cimarex Energy Co.                                                33
       400  Concho Resources, Inc.*                                           43
     1,400  Denbury Resources, Inc.*                                          32
     6,300  Devon Energy Corp.                                               573
     1,100  EOG Resources, Inc.                                              124
       800  EQT Corp.                                                         42
       761  McMoRan Exploration Co.*                                          14
       500  Newfield Exploration Co.*                                         35
       600  Noble Energy, Inc.                                                58
       804  Northern Oil and Gas, Inc.*                                       19
     1,200  Petrohawk Energy Corp.*                                           32
       400  Pioneer Natural Resources Co.                                     41
       700  QEP Resources, Inc.                                               30
       600  Range Resources Corp.                                             34
       830  Rosetta Resources, Inc.*                                          38
     1,100  Southwestern Energy Co.*                                          48
       600  Ultra Petroleum Corp.*                                            30
       500  Whiting Petroleum Corp.*                                          35
                                                                     -----------
                                                                           1,884
                                                                     -----------
            OIL & GAS REFINING & MARKETING (0.2%)
    10,800  Sunoco, Inc.                                                     461
       700  Tesoro Corp.*                                                     19
     1,800  Valero Energy Corp.                                               51
       962  World Fuel Services Corp.                                         38
                                                                     -----------
                                                                             569
                                                                     -----------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
     2,300  El Paso Corp.                                                     45
       878  Knightsbridge Tankers Ltd.                                        20
     1,500  Southern Union Co.                                                45
     3,100  Spectra Energy Corp.                                              90
     2,400  Williams Companies, Inc.                                          79
                                                                     -----------
                                                                             279
                                                                     -----------
            Total Energy                                                  13,664
                                                                     -----------
            FINANCIALS (7.2%)
            ----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
       200  Affiliated Managers Group, Inc.*                                  22
     2,834  American Capital Ltd.*                                            29
     6,543  Ameriprise Financial, Inc.                                       406
     3,312  Apollo Investment Corp.                                           39
     4,800  Bank of New York Mellon Corp.                                    139
       500  BlackRock, Inc. "A"                                               98
     3,800  Eaton Vance Corp.                                                128
     2,040  Fifth Street Finance Corp.                                        27
       600  Franklin Resources, Inc.                                          78
     2,480  Invesco Ltd. ADR                                                  62
       700  Legg Mason, Inc.                                                  26
     1,300  Northern Trust Corp.                                              65
     2,053  State Street Corp.                                                96
     1,200  T. Rowe Price Group, Inc.                                         77
                                                                     -----------
                                                                           1,292
                                                                     -----------
            CONSUMER FINANCE (0.2%)
     5,340  American Express Co.                                             262
     3,417  Capital One Financial Corp.                                      187
     1,700  Discover Financial Services                                       42
       962  EZCORP, Inc. "A"*                                                 31

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                                                   Portfolio of Investments |  6

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
      1800  SLM Corp.*                                               $        30
                                                                     -----------
                                                                             552
                                                                     -----------
            DIVERSIFIED BANKS (0.4%)
    10,220  U.S. Bancorp                                                     264
    24,090  Wells Fargo & Co.                                                701
                                                                     -----------
                                                                             965
                                                                     -----------
            INSURANCE BROKERS (0.3%)
       900  Aon Corp.                                                         47
     2,500  Brown & Brown, Inc.                                               65
    15,900  Marsh & McLennan Companies, Inc.                                 481
                                                                     -----------
                                                                             593
                                                                     -----------
            INVESTMENT BANKING & BROKERAGE (0.4%)
     1,900  Charles Schwab Corp.                                              35
     1,300  E Trade Financial Corp.*                                          21
     2,480  Goldman Sachs Group, Inc.                                        374
    13,680  Morgan Stanley                                                   358
     3,600  Raymond James Financial, Inc.                                    135
                                                                     -----------
                                                                             923
                                                                     -----------
            LIFE & HEALTH INSURANCE (0.9%)
    16,710  AFLAC, Inc.                                                      939
     2,885  CNO Financial Group, Inc.*                                        23
     1,100  Lincoln National Corp.                                            34
     2,600  MetLife, Inc.                                                    122
     1,100  Principal Financial Group, Inc.                                   37
     7,500  Prudential Financial, Inc.                                       476
     5,600  Torchmark Corp.                                                  375
     2,760  Unum Group                                                        73
                                                                     -----------
                                                                           2,079
                                                                     -----------
            MULTI-LINE INSURANCE (0.1%)
       900  American International Group, Inc.*                               28
     1,600  Assurant, Inc.                                                    64
     1,800  Genworth Financial, Inc. "A"*                                     22
     1,500  Hartford Financial Services Group, Inc.                           43
     1,700  Loews Corp.                                                       75
     3,500  Unitrin, Inc.                                                    106
                                                                     -----------
                                                                             338
                                                                     -----------
            MULTI-SECTOR HOLDINGS (0.0%)
      900   Leucadia National Corp.                                           35
                                                                     -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
    50,780  Bank of America Corp.                                            624
   163,300  Citigroup, Inc.*                                                 749
    32,887  JPMorgan Chase & Co.                                           1,501
                                                                     -----------
                                                                           2,874
                                                                     -----------
            PROPERTY & CASUALTY INSURANCE (1.1%)
     2,400  ACE Ltd.                                                         161
     2,300  Allstate Corp.                                                    78
       691  Argo Group International Holdings Ltd.                            22
     1,380  Assured Guaranty Ltd.                                             23
     1,600  AXIS Capital Holdings Ltd.                                        56
    12,650  Berkshire Hathaway, Inc. " B"*(b)                              1,054
     3,600  Chubb Corp.                                                      235
       100  Markel Corp.*                                                     42
     2,100  Old Republic International Corp.                                  26
     2,400  OneBeacon Insurance Group Ltd. "A"                                34
     3,200  Progressive Corp.                                                 70
    11,900  Travelers Companies, Inc.                                        753
       100  White Mountains Insurance Group Ltd.                              36

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7  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
     5,200  XL Group plc                                              $      127
                                                                     -----------
                                                                           2,717
                                                                     -----------
            REAL ESTATE SERVICES (0.0%)
     2,200  CB Richard Ellis Group, Inc. "A"*                                 59
                                                                     -----------
            REGIONAL BANKS (0.7%)
     2,100  Associated Banc Corp.                                             31
     3,100  BB&T Corp.                                                        83
     7,200  CapitalSource, Inc.                                               48
     1,287  Cathay General Bancorp                                            22
       952  City Holding Co.                                                  32
     1,100  Commerce Bancshares, Inc.                                         47
     3,000  Fifth Third Bancorp                                               40
     4,500  Fulton Financial Corp.                                            53
     3,800  Huntington Bancshares, Inc.                                       26
     1,138  Independent Bank Corp.                                            33
     3,600  KeyCorp                                                           31
     7,217  M&T Bank Corp.                                                   638
     1,455  MB Financial, Inc.                                                30
     3,150  National Penn Bancshares, Inc.                                    26
     1,214  Pacwest Bancorp                                                   28
     3,948  PNC Financial Services Group, Inc.                               246
     4,400  Regions Financial Corp.                                           32
     4,188  Sterling Bancshares, Inc.                                         37
     2,300  SunTrust Banks, Inc.                                              65
     2,573  Susquehanna Bancshares, Inc.                                      24
     1,241  Texas Capital Bancshares, Inc.*                                   32
     2,047  Umpqua Holdings Corp.                                             24
     1,000  Zions Bancorp.                                                    24
                                                                     -----------
                                                                           1,652
                                                                     -----------
            REINSURANCE (0.1%)
       600  Arch Capital Group Ltd.*                                          62
       400  Everest Re Group Ltd.                                             37
     2,079  Flagstone Reinsurance Holdings S.A.                               18
     1,443  Montpelier Re Holdings Ltd.                                       26
       600  PartnerRe Ltd.                                                    48
       500  RenaissanceRe Holdings Ltd.                                       35
                                                                     -----------
                                                                             226
                                                                     -----------
            REITs - DIVERSIFIED (0.1%)
     3,501  Cousins Properties, Inc.                                          31
       814  Vornado Realty Trust                                              79
                                                                     -----------
                                                                             110
                                                                     -----------
            REITs - INDUSTRIAL (0.0%)
     6,318  DCT Industrial Trust, Inc.                                        37
     2,057  First Potomac Realty Trust                                        33
                                                                     -----------
                                                                              70
                                                                     -----------
            REITs - MORTGAGE (0.1%)
     2,800  Annaly Capital Management, Inc.                                   50
     7,100  Chimera Investment Corp.                                          29
     1,615  Invesco Mortgage Capital                                          36
                                                                     -----------
                                                                             115
                                                                     -----------
            REITs - OFFICE (0.1%)
       800  Boston Properties, Inc.                                           84
       600  Digital Realty Trust, Inc.                                        36
     2,400  Duke Realty Corp.                                                 37
     2,620  Franklin Street Properties Corp.                                  37
       400  SL Green Realty Corp.                                             33
                                                                     -----------
                                                                             227
                                                                     -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            REITs - RESIDENTIAL (0.1%)
     1,972  Associated Estates Realty Corp.                          $        33
     1,500  Equity Residential Properties Trust                               89
                                                                     -----------
                                                                             122
                                                                     -----------
            REITs - RETAIL (0.2%)
     1,079  CBL & Associates Properties, Inc.                                 20
       300  Federal Realty Investment Trust                                   26
     3,575  Inland Real Estate Corp.                                          35
     2,100  Kimco Realty Corp.                                                41
       600  Macerich Co.                                                      32
     1,189  Pennsylvania REIT                                                 19
       900  Realty Income Corp.                                               32
     1,000  Regency Centers Corp.                                             47
     2,921  Simon Property Group, Inc.                                       334
                                                                     -----------
                                                                             586
                                                                     -----------
            REITs - SPECIALIZED (0.3%)
     2,386  DiamondRock Hospitality Co.                                       29
     6,400  HCP, Inc.                                                        253
     1,600  Health Care REIT, Inc.                                            86
     3,639  Hersha Hospitality Trust                                          22
     2,500  Host Hotels & Resorts, Inc.                                       44
     1,850  Public Storage                                                   217
     1,793  Sunstone Hotel Investors, Inc.*                                   19
                                                                     -----------
                                                                             670
                                                                     -----------
            SPECIALIZED FINANCE (0.3%)
     3,400  CIT Group, Inc.*                                                 144
       300  CME Group, Inc.                                                   89
       300  IntercontinentalExchange, Inc.*                                   36
     9,900  Moody's Corp.                                                    387
       760  MSCI, Inc. "A"*                                                   27
     2,200  NASDAQ OMX Group, Inc.*                                           60
       900  NYSE Euronext                                                     36
       838  PHH Corp.*                                                        18
                                                                     -----------
                                                                             797
                                                                     -----------
            THRIFTS & MORTGAGE FINANCE (0.1%)
     2,756  Brookline Bancorp, Inc.                                           25
     1,563  MGIC Investment Corp.*                                            14
     8,900  New York Community Bancorp, Inc.                                 148
     1,970  Oritani Financial Corp.                                           24
     3,500  People's United Financial, Inc.                                   48
                                                                     -----------
                                                                             259
                                                                     -----------
            Total Financials                                              17,261
                                                                     -----------
            HEALTH CARE (4.7%)
            -----------------
            BIOTECHNOLOGY (0.6%)
       700  Alexion Pharmaceuticals, Inc.*                                    68
     4,680  Amgen, Inc.*                                                     266
     2,000  Biogen Idec, Inc.*                                               195
     3,500  Celgene Corp.*                                                   206
     1,900  Cephalon, Inc.*                                                  146
       850  Cepheid*                                                          27
     1,005  Cubist Pharmaceuticals, Inc.*                                     34
     1,000  Dendreon Corp.*                                                   43
     4,070  Gilead Sciences, Inc.*                                           158
     1,340  Human Genome Sciences, Inc.*                                      40
       946  Incyte Corp.*                                                     17
     1,950  Micromet, Inc.*                                                   13
       686  Onyx Pharmaceuticals, Inc.*                                       26
       423  Pharmasset, Inc.*                                                 43

================================================================================

9  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
     1,221  Seattle Genetics, Inc.*                                  $        20
       709  Theravance, Inc.*                                                 20
     1,500  Vertex Pharmaceuticals, Inc.*                                     83
                                                                     -----------
                                                                           1,405
                                                                     -----------
            HEALTH CARE DISTRIBUTORS (0.1%)
     1,000  AmerisourceBergen Corp.                                           41
     2,700  Cardinal Health, Inc.                                            118
       600  Henry Schein, Inc.*                                               44
     1,800  McKesson Corp.                                                   149
                                                                     -----------
                                                                             352
                                                                     -----------
            HEALTH CARE EQUIPMENT (0.7%)
       908  American Medical Systems Holdings, Inc.*                          27
     2,300  Baxter International, Inc.                                       131
     1,000  Becton, Dickinson and Co.                                         86
     5,000  Boston Scientific Corp.*                                          37
     2,000  C.R. Bard, Inc.                                                  213
     3,100  CareFusion Corp.*                                                 91
     4,200  Covidien plc                                                     234
       669  Cyberonics, Inc.*                                                 24
     1,051  DexCom, Inc.*                                                     17
       400  Edwards Lifesciences Corp.*                                       34
     1,300  Hologic, Inc.*                                                    29
       600  Hospira, Inc.*                                                    34
       400  IDEXX Laboratories, Inc.*                                         33
       200  Intuitive Surgical, Inc.*                                         70
       710  Masimo Corp.                                                      25
     5,440  Medtronic, Inc.                                                  227
       704  NuVasive, Inc.*                                                   22
     1,500  St. Jude Medical, Inc.                                            80
     1,300  Stryker Corp.                                                     77
       500  Varian Medical Systems, Inc.*                                     35
       824  Volcano Corp.*                                                    22
       700  Zimmer Holdings, Inc.*                                            46
                                                                     -----------
                                                                           1,594
                                                                     -----------
            HEALTH CARE FACILITIES (0.1%)
     1,156  AmSurg Corp.*                                                     31
     5,500  Community Health Systems, Inc.*                                  169
     1,367  HealthSouth Corp.*                                                35
     1,281  Kindred Healthcare, Inc.*                                         33
                                                                     -----------
                                                                             268
                                                                     -----------
            HEALTH CARE SERVICES (0.2%)
       400  DaVita, Inc.*                                                     35
       643  Emergency Medical Services Corp. "A"*                             41
     2,300  Express Scripts, Inc.*                                           130
       537  IPC The Hospitalist Co., Inc.*                                    28
       400  Laboratory Corp. of America Holdings*                             39
       367  Landauer, Inc.                                                    22
     1,000  Lincare Holdings, Inc.                                            31
     1,700  Medco Health Solutions, Inc.*                                    101
       600  Quest Diagnostics, Inc.                                           34
                                                                     -----------
                                                                             461
                                                                     -----------
            HEALTH CARE SUPPLIES (0.1%)
       816  Cooper Companies, Inc.                                            61
     1,000  DENTSPLY International, Inc.                                      37
       953  Meridian Bioscience, Inc.                                         24
                                                                     -----------
                                                                             122
                                                                     -----------
            HEALTH CARE TECHNOLOGY (0.0%)
       408  athenahealth, Inc.*                                               19

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
       300  Cerner Corp.*                                            $        36
                                                                     -----------
                                                                              55
                                                                     -----------
            LIFE SCIENCES TOOLS & SERVICES (0.2%)
     4,200  Illumina, Inc.*                                                  298
     1,500  Life Technologies Corp.*                                          83
     1,093  Luminex Corp.*                                                    21
     1,700  Thermo Fisher Scientific, Inc.*                                  102
       400  Waters Corp.*                                                     39
                                                                     -----------
                                                                             543
                                                                     -----------
            MANAGED HEALTH CARE (0.5%)
     1,915  Aetna, Inc.                                                       79
       900  CIGNA Corp.                                                       42
       700  Coventry Health Care, Inc.*                                       23
       588  HealthSpring, Inc.*                                               24
     6,540  Humana, Inc.*                                                    498
     9,500  UnitedHealth Group, Inc.                                         468
     1,600  WellPoint, Inc.                                                  123
                                                                     -----------
                                                                           1,257
                                                                     -----------
            PHARMACEUTICALS (2.2%)
    15,700  Abbott Laboratories                                              817
     1,300  Allergan, Inc.                                                   103
     8,980  Bristol-Myers Squibb Co.                                         252
     4,880  Eli Lilly and Co.                                                181
    22,268  Endo Pharmaceuticals Holdings, Inc.*                             872
     1,100  Forest Laboratories, Inc.*                                        36
    13,190  Johnson & Johnson                                                867
    15,845  Merck & Co., Inc.                                                570
     1,500  Mylan, Inc.*                                                      37
     1,219  Nektar Therapeutics*                                              13
       588  Par Pharmaceutical Companies, Inc.*                               20
       300  Perrigo Co.                                                       27
    40,684  Pfizer, Inc.                                                     853
       508  Salix Pharmaceuticals Ltd.*                                       20
     1,041  ViroPharma, Inc.*                                                 20
     8,200  Watson Pharmaceuticals, Inc.*                                    509
                                                                     -----------
                                                                           5,197
                                                                     -----------
            Total Health Care                                             11,254
                                                                     -----------
            INDUSTRIALS (4.3%)
            -----------------
            AEROSPACE & DEFENSE (0.8%)
     4,800  Boeing Co.                                                       383
       500  Goodrich Corp.                                                    44
       577  HEICO Corp.                                                       28
     3,820  Honeywell International, Inc.                                    234
     1,516  Huntington Ingalls Industries, Inc.*(c)                           61
       700  ITT Corp.                                                         40
       500  L-3 Communications Holdings, Inc.                                 40
     1,200  Lockheed Martin Corp.                                             95
       634  Moog, Inc. "A"*                                                   28
     6,700  Northrop Grumman Corp.                                           426
       600  Precision Castparts Corp.                                         93
     1,700  Raytheon Co.                                                      83
     4,500  United Technologies Corp.                                        403
                                                                     -----------
                                                                           1,958
                                                                     -----------
            AIR FREIGHT & LOGISTICS (0.2%)
       333  Atlas Air Worldwide Holdings, Inc.*                               23
       900  C.H. Robinson Worldwide, Inc.                                     72
       800  Expeditors International of Washington, Inc.                      43
     1,400  FedEx Corp.                                                      134
       944  Forward Air Corp.                                                 32

================================================================================

11  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
     3,510  United Parcel Service, Inc. "B"                          $       263
                                                                     -----------
                                                                             567
                                                                     -----------
            AIRLINES (0.0%)
     2,800  Delta Air Lines, Inc.*                                            29
     2,321  JetBlue Airways Corp.*                                            13
     1,650  United Continental Holdings, Inc.*                                38
     1,070  US Airways Group, Inc.*                                           10
                                                                     -----------
                                                                              90
                                                                     -----------
            BUILDING PRODUCTS (0.0%)
     1,800  Masco Corp.                                                       24
       600  Owens Corning, Inc.*                                              23
     1,023  Quanex Building Products Corp.                                    22
       658  Universal Forest Products, Inc.                                   21
                                                                     -----------
                                                                              90
                                                                     -----------
            COMMERCIAL PRINTING (0.0%)
       874  Deluxe Corp.                                                      24
     1,700  R.R. Donnelley & Sons Co.                                         32
                                                                     -----------
                                                                              56
                                                                     -----------
            CONSTRUCTION & ENGINEERING (0.1%)
       500  Chicago Bridge & Iron Co.                                         20
       824  EMCOR Group, Inc.*                                                25
       600  Fluor Corp.                                                       42
       500  Jacobs Engineering Group, Inc.*                                   25
     1,500  KBR, Inc.                                                         57
       696  Layne Christensen Co.*                                            21
     1,000  Quanta Services, Inc.*                                            22
       600  URS Corp.*                                                        27
                                                                     -----------
                                                                             239
                                                                     -----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
     1,200  AGCO Corp.*                                                       69
     8,400  Caterpillar, Inc.                                                969
       800  Cummins, Inc.                                                     96
     2,140  Deere & Co.                                                      209
       800  Joy Global, Inc.                                                  81
       832  Meritor, Inc.*                                                    14
       700  Navistar International Corp.*                                     49
     1,700  Oshkosh Corp.*                                                    54
     1,500  PACCAR, Inc.                                                      80
                                                                     -----------
                                                                           1,621
                                                                     -----------
            DIVERSIFIED SUPPORT SERVICES (0.1%)
     1,100  Cintas Corp.                                                      34
       877  G & K Services, Inc. "A"                                          29
     1,000  Iron Mountain, Inc.                                               32
       860  McGrath RentCorp                                                  24
     1,075  Mobile Mini, Inc.*                                                27
                                                                     -----------
                                                                             146
                                                                     -----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
       453  Acuity Brands, Inc.                                               26
       532  American Superconductor Corp.*                                     6
       800  AMETEK, Inc.                                                      37
       729  Belden, Inc.                                                      28
     1,400  Cooper Industries plc                                             92
     5,300  Emerson Electric Co.                                             322
     1,019  GrafTech International Ltd.*                                      24
       800  Rockwell Automation, Inc.                                         70
       500  Roper Industries, Inc.                                            43
                                                                     -----------
                                                                             648
                                                                     -----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
     3,200  Clean Harbors, Inc.*                                     $       315
     1,200  Republic Services, Inc. "A"                                       38
       873  Tetra Tech, Inc.*                                                 21
     2,300  Waste Management, Inc.                                            91
                                                                     -----------
                                                                             465
                                                                     -----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
       400  Manpower, Inc.                                                    27
       900  Robert Half International, Inc.                                   27
                                                                     -----------
                                                                              54
                                                                     -----------
            INDUSTRIAL CONGLOMERATES (0.7%)
     3,520  3M Co.                                                           342
    56,990  General Electric Co.                                           1,166
     1,700  McDermott International, Inc.*                                    39
     3,300  Tyco International Ltd.                                          161
                                                                     -----------
                                                                           1,708
                                                                     -----------
            INDUSTRIAL MACHINERY (0.7%)
       571  3D Systems Corp.*                                                 24
     1,231  Barnes Group, Inc.                                                30
       677  Chart Industries, Inc.*                                           33
     2,000  Danaher Corp.                                                    110
       600  Donaldson Co., Inc.                                               37
     1,700  Dover Corp.                                                      116
     2,000  Eaton Corp.                                                      107
       572  EnPro Industries, Inc.*                                           23
       400  Flowserve Corp.                                                   51
       800  IDEX Corp.                                                        38
     1,800  Illinois Tool Works, Inc.                                        105
     1,000  Ingersoll-Rand plc                                                50
       500  Lincoln Electric Holdings, Inc.                                   39
       321  Middleby Corp.*                                                   29
       500  Pall Corp.                                                        29
     2,200  Parker-Hannifin Corp.                                            208
    11,089  Timken Co.                                                       625
                                                                     -----------
                                                                           1,654
                                                                     -----------
            OFFICE SERVICES & SUPPLIES (0.1%)
     1,038  Herman Miller, Inc.                                               27
     2,400  Pitney Bowes, Inc.                                                59
       382  United Stationers, Inc.                                           27
                                                                     -----------
                                                                             113
                                                                     -----------
            RAILROADS (0.3%)
     1,500  CSX Corp.                                                        118
     1,400  Kansas City Southern*                                             81
     1,600  Norfolk Southern Corp.                                           120
     2,620  Union Pacific Corp.                                              271
                                                                     -----------
                                                                             590
                                                                     -----------
            RESEARCH & CONSULTING SERVICES (0.0%)
       420  CoStar Group, Inc.*                                               28
       800  Equifax, Inc.                                                     30
       940  Resources Connection, Inc.                                        14
                                                                     -----------
                                                                              72
                                                                     -----------
            SECURITY & ALARM SERVICES (0.0%)
       813  Brink's Co.                                                       27
                                                                     -----------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
       600  Fastenal Co.                                                      40
       974  Interline Brands, Inc.*                                           21

================================================================================

13  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
       793  Kaman Corp.                                              $        29
                                                                     -----------
                                                                              90
                                                                     -----------
            TRUCKING (0.0%)
       700  JB Hunt Transport Services, Inc.                                  33
                                                                     -----------
            Total Industrials                                             10,221
                                                                     -----------
            INFORMATION TECHNOLOGY (8.1%)
            ----------------------------
            APPLICATION SOFTWARE (0.3%)
     2,300  Adobe Systems, Inc.*                                              77
       600  ANSYS, Inc.*                                                      33
       900  Autodesk, Inc.*                                                   40
       791  Blackbaud, Inc.                                                   22
       900  Citrix Systems, Inc.*                                             76
       345  Concur Technologies, Inc.*                                        20
       920  Henry Jack & Associates, Inc.                                     31
       600  Informatica Corp.*                                                34
     1,300  Intuit, Inc.*                                                     72
     1,578  Mentor Graphics Corp.*                                            23
       967  Parametric Technology Corp.*                                      23
       300  Salesforce.com, Inc.*                                             42
       594  SuccessFactors, Inc.*                                             21
       610  Taleo Corp. "A"*                                                  22
     1,024  TIBCO Software, Inc.*                                             31
     1,367  TiVo, Inc.*                                                       13
       442  Ultimate Software Group, Inc.*                                    25
                                                                     -----------
                                                                             605
                                                                     -----------
            COMMUNICATIONS EQUIPMENT (0.8%)
       340  Acme Packet, Inc.*                                                28
       611  ADTRAN, Inc.                                                      25
     1,811  ARRIS Group, Inc.*                                                22
       623  Aruba Networks, Inc.*                                             22
       705  Black Box Corp.                                                   25
    32,210  Cisco Systems, Inc.                                              566
       300  F5 Networks, Inc.*                                                30
       718  Finisar Corp.*                                                    20
       600  Harris Corp.                                                      32
       603  InterDigital, Inc.                                                28
     2,200  Juniper Networks, Inc.*                                           84
     1,600  Motorola Mobility Holdings, Inc.*                                 42
     2,985  Motorola Solutions, Inc.*                                        137
       553  Plantronics, Inc.                                                 21
    11,670  QUALCOMM, Inc.                                                   663
       359  Riverbed Technology, Inc.*                                        13
    52,819  Tellabs, Inc.                                                    260
                                                                     -----------
                                                                           2,018
                                                                     -----------
            COMPUTER HARDWARE (1.4%)
     7,700  Apple, Inc.*(b)                                                2,681
     7,000  Dell, Inc.*                                                      109
    11,500  Hewlett-Packard Co.                                              464
                                                                     -----------
                                                                           3,254
                                                                     -----------
            COMPUTER STORAGE & PERIPHERALS (0.3%)
    10,060  EMC Corp.*                                                       285
     1,500  NetApp, Inc.*                                                     78
     9,900  QLogic Corp.*                                                    178
     2,160  SanDisk Corp.*                                                   106
     4,100  Seagate Technology plc                                            72
       800  Western Digital Corp.*                                            32
                                                                     -----------
                                                                             751
                                                                     -----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
       400  Alliance Data Systems Corp.*                             $        38
     2,200  Automatic Data Processing, Inc.                                  120
       600  Computer Sciences Corp.                                           31
       840  Euronet Worldwide, Inc.*                                          16
     1,500  Fidelity National Information Services, Inc.                      50
       700  Fiserv, Inc.*                                                     43
     1,177  Heartland Payment Systems, Inc.                                   23
       700  MasterCard, Inc. "A"                                             193
     1,400  Paychex, Inc.                                                     46
       526  VeriFone Holdings, Inc.*                                          29
     5,200  Visa, Inc. "A"                                                   406
     2,000  Western Union Co.                                                 42
                                                                     -----------
                                                                           1,037
                                                                     -----------
            ELECTRONIC COMPONENTS (0.1%)
       700  Amphenol Corp. "A"                                                39
     6,400  Corning, Inc.                                                    134
                                                                     -----------
                                                                             173
                                                                     -----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
     8,900  Agilent Technologies, Inc.*                                      444
       678  MTS Systems Corp.                                                 30
                                                                     -----------
                                                                             474
                                                                     -----------
            ELECTRONIC MANUFACTURING SERVICES (0.0%)
     1,119  Benchmark Electronics, Inc.*                                      19
       554  Plexus Corp.*                                                     20
       600  Trimble Navigation Ltd.*                                          28
                                                                     -----------
                                                                              67
                                                                     -----------
            HOME ENTERTAINMENT SOFTWARE (0.1%)
     9,900  Activision Blizzard, Inc.                                        113
     1,400  Electronic Arts, Inc.*                                            28
                                                                     -----------
                                                                             141
                                                                     -----------
            INTERNET SOFTWARE & SERVICES (1.0%)
       700  Akamai Technologies, Inc.*                                        24
       419  Digital River, Inc.*                                              14
     4,700  eBay, Inc.*                                                      162
       300  Equinix, Inc.*                                                    30
     3,650  Google, Inc. "A"*                                              1,986
       623  Rackspace Hosting, Inc.*                                          29
     1,111  ValueClick, Inc.*                                                 19
       900  VeriSign, Inc.                                                    33
     5,300  Yahoo!, Inc.*                                                     94
                                                                     -----------
                                                                           2,391
                                                                     -----------
            IT CONSULTING & OTHER SERVICES (0.6%)
     4,700  Accenture plc "A"                                                268
     1,400  Amdocs Ltd.*                                                      43
       454  CACI International, Inc. "A"*                                     28
     1,200  Cognizant Technology Solutions Corp. "A"*                         99
     6,190  International Business Machines Corp.                          1,056
       600  Teradata Corp.*                                                   34
                                                                     -----------
                                                                           1,528
                                                                     -----------
            OFFICE ELECTRONICS (0.0%)
     6,342  Xerox Corp.                                                       64
                                                                     -----------
            SEMICONDUCTOR EQUIPMENT (0.1%)
     5,800  Applied Materials, Inc.                                           91
       765  FEI Co.*                                                          25
       800  KLA-Tencor Corp.                                                  35
       600  Lam Research Corp.*                                               29

================================================================================

15  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
       378  Veeco Instruments, Inc.*                                 $        19
                                                                     -----------
                                                                             199
                                                                     -----------
            SEMICONDUCTORS (1.4%)
     2,600  Advanced Micro Devices, Inc.*                                     24
    16,350  Altera Corp.                                                     796
    24,400  Analog Devices, Inc.                                             984
     1,800  Atmel Corp.*                                                      28
     2,200  Broadcom Corp. "A"*                                               77
       594  Cavium Networks, Inc.*                                            28
       700  Cree, Inc.*                                                       28
       400  First Solar, Inc.*                                                56
    26,810  Intel Corp.                                                      622
     1,100  Linear Technology Corp.                                           38
     3,500  LSI Corp.*                                                        26
     4,200  Marvell Technology Group Ltd.*                                    65
     1,400  Maxim Integrated Products, Inc.                                   38
     1,400  Microchip Technology, Inc.                                        57
     2,800  Micron Technology, Inc.*                                          32
     1,067  Microsemi Corp.*                                                  25
       678  NetLogic Microsystems, Inc.*                                      29
     3,400  NVIDIA Corp.*                                                     68
     2,333  RF Micro Devices, Inc.*                                           16
       976  Semtech Corp.*                                                    27
     5,940  Texas Instruments, Inc.                                          211
     1,589  TriQuint Semiconductor, Inc.*                                     22
                                                                     -----------
                                                                           3,297
                                                                     -----------
            SYSTEMS SOFTWARE (1.3%)
       872  Ariba, Inc.*                                                      30
     1,200  BMC Software, Inc.*                                               60
     2,400  CA, Inc.                                                          59
       511  CommVault Systems, Inc.*                                          20
       523  Fortinet, Inc.*                                                   26
    37,530  Microsoft Corp.                                                  977
    38,300  Oracle Corp.                                                   1,381
       768  Progress Software Corp.*                                          23
       700  Red Hat, Inc.*                                                    33
       500  Rovi Corp.*                                                       24
     4,400  Symantec Corp.*                                                   86
     5,140  VMware, Inc. "A"*                                                491
                                                                     -----------
                                                                           3,210
                                                                     -----------
            TECHNOLOGY DISTRIBUTORS (0.1%)
       700  Arrow Electronics, Inc.*                                          32
       800  Avnet, Inc.*                                                      29
     2,427  Brightpoint, Inc.*                                                25
     1,400  Ingram Micro, Inc. "A"*                                           26
     1,020  Insight Enterprises, Inc.*                                        17
       670  ScanSource, Inc.*                                                 24
                                                                     -----------
                                                                             153
                                                                     -----------
            Total Information Technology                                  19,362
                                                                     -----------
            MATERIALS (2.1%)
            ---------------
            ALUMINUM (0.0%)
     4,200  Alcoa, Inc.                                                       71
       592  Kaiser Aluminum Corp.                                             30
                                                                     -----------
                                                                             101
                                                                     -----------
            COMMODITY CHEMICALS (0.0%)
       700  Celanese Corp. "A"                                                35
       571  Koppers Holdings, Inc.                                            26
                                                                     -----------
                                                                              61
                                                                     -----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            CONSTRUCTION MATERIALS (0.0%)
     1,100  Vulcan Materials Co.                                     $        50
                                                                     -----------
            DIVERSIFIED CHEMICALS (0.6%)
       400  Ashland, Inc.                                                     25
     2,800  Cabot Corp.                                                      126
     5,860  Dow Chemical Co.                                                 240
    13,900  E.I. du Pont de Nemours & Co.                                    790
       600  Eastman Chemical Co.                                              64
     1,700  PPG Industries, Inc.                                             161
       998  Solutia, Inc.*                                                    26
                                                                     -----------
                                                                           1,432
                                                                     -----------
            DIVERSIFIED METALS & MINING (0.1%)
     4,610  Freeport-McMoRan Copper & Gold, Inc.                             254
     1,244  Globe Specialty Metals, Inc.                                      28
       395  Molycorp, Inc.*                                                   29
     1,445  Thompson Creek Metals Co., Inc.*                                  18
       200  Walter Energy, Inc.                                               27
                                                                     -----------
                                                                             356
                                                                     -----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
       200  CF Industries Holdings, Inc.                                      28
     4,870  Monsanto Co.                                                     332
       400  Mosaic Co.                                                        30
                                                                     -----------
                                                                             390
                                                                     -----------
            FOREST PRODUCTS (0.0%)
     1,900  Weyerhaeuser Co.                                                  44
                                                                     -----------
            GOLD (0.1%)
       949  Allied Nevada Gold Corp.*                                         41
     1,900  Newmont Mining Corp.                                             111
                                                                     -----------
                                                                             152
                                                                     -----------
            INDUSTRIAL GASES (0.1%)
       900  Air Products & Chemicals, Inc.                                    86
       500  Airgas, Inc.                                                      35
     1,200  Praxair, Inc.                                                    127
                                                                     -----------
                                                                             248
                                                                     -----------
            METAL & GLASS CONTAINERS (0.0%)
     1,200  Ball Corp.                                                        45
       800  Crown Holdings, Inc.*                                             30
       800  Owens-Illinois, Inc.*                                             23
                                                                     -----------
                                                                              98
                                                                     -----------
            PAPER PACKAGING (0.1%)
     6,200  Sealed Air Corp.                                                 160
     1,100  Sonoco Products Co.                                               38
                                                                     -----------
                                                                             198
                                                                     -----------
            PAPER PRODUCTS (0.2%)
     3,700  Domtar Corp.                                                     344
     1,400  International Paper Co.                                           43
     1,000  MeadWestvaco Corp.                                                34
                                                                     -----------
                                                                             421
                                                                     -----------
            SPECIALTY CHEMICALS (0.6%)
       969  A. Schulman, Inc.                                                 25
       900  Ecolab, Inc.                                                      47
     1,013  Ferro Corp.*                                                      15
     8,986  Lubrizol Corp.                                                 1,209
     1,292  PolyOne Corp.                                                     19
       900  Sigma-Aldrich Corp.                                               63

================================================================================

17  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
       593  W.R. Grace & Co.*                                        $        27
                                                                     -----------
                                                                           1,405
                                                                     -----------
            STEEL (0.1%)
       700  Cliffs Natural Resources, Inc.                                    65
     1,000  Nucor Corp.                                                       47
     1,000  United States Steel Corp.                                         48
                                                                     -----------
                                                                             160
                                                                     -----------
            Total Materials                                                5,116
                                                                     -----------
            TELECOMMUNICATION SERVICES (1.8%)
            --------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
    72,300  AT&T, Inc.(b)                                                  2,250
     2,697  CenturyLink, Inc.                                                110
     4,100  Frontier Communications Corp.                                     34
    14,110  Verizon Communications, Inc.                                     533
     3,000  Windstream Corp.                                                  38
                                                                     -----------
                                                                           2,965
                                                                     -----------
            WIRELESS TELECOMMUNICATION SERVICES (0.6%)
     2,000  American Tower Corp. "A"*                                        105
     1,500  Crown Castle International Corp.*                                 64
    45,260  MetroPCS Communications, Inc.*                                   762
       800  NII Holdings, Inc. "B"*                                           33
     1,195  NTELOS Holdings Corp.                                             23
    23,100  Sprint Nextel Corp.*                                             120
     8,660  Telephone & Data Systems, Inc.                                   291
     1,200  U.S. Cellular Corp.*                                              59
                                                                     -----------
                                                                           1,457
                                                                     -----------
            Total Telecommunication Services                               4,422
                                                                     -----------
            UTILITIES (1.4%)
            ---------------
            ELECTRIC UTILITIES (0.5%)
     2,300  American Electric Power Co., Inc.                                 84
     2,800  Duke Energy Corp.                                                 52
     2,900  Edison International                                             114
     1,500  Entergy Corp.                                                    105
     2,600  Exelon Corp.                                                     110
     1,800  FirstEnergy Corp.                                                 72
     2,700  Great Plains Energy, Inc.                                         55
     1,700  NextEra Energy, Inc.                                              96
     3,200  NV Energy, Inc.                                                   49
     1,467  Otter Tail Corp.                                                  34
     1,909  Portland General Electric Co.                                     48
     2,500  PPL Corp.                                                         68
       600  Progress Energy, Inc.                                             28
     3,200  Southern Co.                                                     125
     2,200  Weststar Energy, Inc.                                             60
                                                                     -----------
                                                                           1,100
                                                                     -----------
            GAS UTILITIES (0.0%)
     2,000  Atmos Energy Corp.                                                70
                                                                     -----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
     2,700  AES Corp.*                                                        36
     1,700  Calpine Corp.*                                                    28
     8,900  Constellation Energy Group, Inc.                                 324
     1,400  NRG Energy, Inc.*                                                 34
                                                                     -----------
                                                                             422
                                                                     -----------
            MULTI-UTILITIES (0.7%)
       821  CH Energy Group, Inc.                                             44
     1,700  CMS Energy Corp.                                                  34

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
     1,000  Consolidated Edison, Inc.                                $        52
     2,300  Dominion Resources, Inc.                                         107
    17,800  DTE Energy Co.                                                   899
     5,200  Integrys Energy Group, Inc.                                      272
     2,500  MDU Resources Group, Inc.                                         60
     2,700  PG&E Corp.                                                       124
     2,357  Public Service Enterprise Group, Inc.                             76
     1,300  Sempra Energy                                                     72
     2,100  Xcel Energy, Inc.                                                 51
                                                                     -----------
                                                                           1,791
                                                                     -----------
            WATER UTILITIES (0.0%)
       856  American States Water Co.                                         30
     1,600  American Water Works Co., Inc.                                    47
                                                                     -----------
                                                                              77
                                                                     -----------
            Total Utilities                                                3,460
                                                                     -----------
            Total Common Stocks (cost: $92,954)                          105,222
                                                                     -----------

PRINCIPAL
AMOUNT
$(000)/
SHARES
--------------------------------------------------------------------------------
            PREFERRED SECURITIES (1.6%)

            CONSUMER STAPLES (0.4%)
            ----------------------
            AGRICULTURAL PRODUCTS (0.4%)
    10,000  Dairy Farmers of America, Inc., 7.88%, cumulative
              redeemable, perpetual(c)                                       920
                                                                     -----------
            FINANCIALS (1.2%)
            ----------------
            LIFE & HEALTH INSURANCE (0.2%)
    15,000  Delphi Financial Group, Inc., 7.38%, perpetual                   364
                                                                     -----------
            MULTI-LINE INSURANCE (0.3%)
        10  International Lease Finance Corp., 0.61%,
              perpetual(d),(h)                                               800
                                                                     -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    25,000  Citigroup Capital XIII, 7.88%, cumulative
              redeemable, perpetual                                          698
                                                                     -----------
            REINSURANCE (0.4%)
       500  Ram Holdings Ltd., 7.50%, non-cumulative, perpetual,
              acquired 3/09/2007; cost $526*(e)                              275
      $804  Swiss Re Capital I, LP, 6.85%, perpetual(c)                      803
                                                                     -----------
                                                                           1,078
                                                                     -----------
            Total Financials                                               2,940
                                                                     -----------
            Total Preferred Securities (cost: $3,856)                      3,860
                                                                     -----------

NUMBER
OF SHARES
--------------------------------------------------------------------------------
            WARRANTS (0.0%)

            ENERGY (0.0%)
            ------------
            COAL & CONSUMABLE FUELS (0.0%)
        20  GreenHunter Energy, Inc., acquired 7/15/2008*(d),(e)
              (cost: $0)                                                      --
                                                                     -----------

================================================================================

19  | USAA First Start Growth Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            EXCHANGE-TRADED FUNDS (25.2%)
   510,858  iShares MSCI EAFE Index ETF                                               $    32,419
    53,098  iShares Russell 2000 Index ETF                                                  4,586
    18,691  Vanguard Dividend Appreciation Index Fund                                       1,074
   440,622  Vanguard MSCI Emerging Market ETF                                              22,286
                                                                                      -----------
            Total Exchange-Traded Funds (cost: $56,137)                                    60,365
                                                                                      -----------
            RIGHTS (0.0%)

            HEALTH CARE (0.0%)
            -----------------
            PHARMACEUTICALS (0.0%)
     2,000  Sanofi-Aventis*(cost: $4)                                                           5
                                                                                      -----------
            Total Equity Securities
              (cost: $152,951)                                                            169,452
                                                                                      -----------

PRINCIPAL
AMOUNT                                                   COUPON
(000)                                                      RATE        MATURITY
-------------------------------------------------------------------------------------------------
            BONDS (23.2%)

            CORPORATE OBLIGATIONS (15.9%)

            CONSUMER STAPLES (0.4%)
            ----------------------
            DRUG RETAIL (0.4%)
$   1,000   CVS Caremark Corp.                            6.30%       6/01/2037               990
                                                                                      -----------
            ENERGY (0.9%)
            ------------
            OIL & GAS STORAGE & TRANSPORTATION (0.9%)
    1,000   Enbridge Energy Partners, LP (f)              8.05       10/01/2037             1,094
    1,000   Southern Union Co. (f)                        7.20       11/01/2066               987
                                                                                      -----------
                                                                                            2,081
                                                                                      -----------
            Total Energy                                                                    2,081
                                                                                      -----------
            FINANCIALS (11.8%)
            -----------------
            CONSUMER FINANCE (0.7%)
    1,000   American Express Co. (f)                      6.80        9/01/2066             1,052
      611   Capital One Financial Corp. (f)               7.69        8/15/2036               632
                                                                                      -----------
                                                                                            1,684
                                                                                      -----------
            DIVERSIFIED BANKS (0.6%)
    1,000   USB Realty Corp. (c),(f)                      6.09                -(g)            888
      500   Wells Fargo Capital XIII                      7.70                -(g)            520
                                                                                      -----------
                                                                                            1,408
                                                                                      -----------
            INVESTMENT BANKING & BROKERAGE (0.4%)
    1,000   Goldman Sachs Capital II (f)                  5.79                -(g)            868
                                                                                      -----------
            LIFE & HEALTH INSURANCE (1.1%)
      500   Great-West Life & Annuity Insurance Co. (c)   7.15        5/16/2046               520
      500   Lincoln National Corp.                        7.00        5/17/2066               522
      500   MetLife, Inc.                                 6.40       12/15/2036               503
      500   Prudential Financial, Inc. (f)                8.88        6/15/2038               617
      500   StanCorp Financial Group, Inc.                6.90        6/01/2067               486
                                                                                      -----------
                                                                                            2,648
                                                                                      -----------

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                   COUPON                             VALUE
(000)       SECURITY                                       RATE        MATURITY             (000)
-------------------------------------------------------------------------------------------------
            MULTI-LINE INSURANCE (1.3%)
$   1,000   Genworth Financial, Inc.                      6.15%      11/15/2066       $       778
    1,000   Glen Meadow (c),(f)                           6.51        2/12/2067               920
      500   Liberty Mutual Group, Inc. (f)                7.30        6/15/2014               545
    1,000   Nationwide Mutual Insurance Co. (c)           5.81       12/15/2024               970
                                                                                      -----------
                                                                                            3,213
                                                                                      -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
      500   BankAmerica Capital III                       0.85(h)     1/15/2027               407
      475   BankBoston Capital Trust IV                   0.91(h)     6/08/2028               387
    1,000   First Republic Bank Corp. (f)                 7.75        9/15/2012             1,061
    1,000   General Electric Capital Corp. (f)            6.38       11/15/2067             1,041
                                                                                      -----------
                                                                                            2,896
                                                                                      -----------
            PROPERTY & CASUALTY INSURANCE (2.5%)
      500   Alleghany Corp.                               5.63        9/15/2020               513
    1,000   Allstate Corp. (f)                            6.13        5/15/2037             1,033
      500   Chubb Corp.                                   6.38        3/29/2067               538
      500   HSB Group, Inc.                               1.19(h)     7/15/2027               403
      500   Ironshore Holdings, Inc. (c)                  8.50        5/15/2020               552
      179   OneBeacon U.S. Holdings, Inc.                 5.88        5/15/2013               187
    1,000   Progressive Corp. (f)                         6.70        6/15/2037             1,059
    1,000   Travelers Companies, Inc. (f)                 6.25        3/15/2037             1,045
      540   White Mountains Re Group Ltd. (c)             6.38        3/20/2017               557
                                                                                      -----------
                                                                                            5,887
                                                                                      -----------
            REGIONAL BANKS (3.0%)
      500   Fifth Third Capital Trust IV                  6.50        4/15/2037               494
      150   First Empire Capital Trust I                  8.23        2/01/2027               154
    1,000   Fulton Capital Trust I (f)                    6.29        2/01/2036               862
      500   Huntington Capital III                        6.65        5/15/2037               499
    1,000   Manufacturers & Traders Trust Co. (f)         5.63       12/01/2021               980
      645   PNC Preferred Funding Trust (c),(f)           6.52                -(g)            566
      500   PNC Preferred Funding Trust III (c)           8.70                -(g)            536
      400   Susquehanna Bancshares, Inc. (f)              2.12(h)     5/01/2014               360
      500   Susquehanna Capital II                       11.00        3/23/2040               542
    1,000   TCF National Bank (f)                         5.50        2/01/2016               969
    1,200   Webster Capital Trust IV (f)                  7.65        6/15/2037             1,208
                                                                                      -----------
                                                                                            7,170
                                                                                      -----------
            REINSURANCE (0.4%)
      500   Max USA Holdings Ltd. (c),(f)                 7.20        4/14/2017               514
      500   Platinum Underwriters Finance, Inc. (f)       7.50        6/01/2017               536
                                                                                      -----------
                                                                                            1,050
                                                                                      -----------
            REITs - RETAIL (0.2%)
      577   New Plan Excel Realty Trust, Inc., acquired
              2/20/2009; cost $196 (e)                    7.68       11/02/2026               542
                                                                                      -----------
            REITs - SPECIALIZED (0.4%)
      850   Ventas Realty, LP (f)                         6.75        4/01/2017               905
                                                                                      -----------
            Total Financials                                                               28,271
                                                                                      -----------
            INDUSTRIALS (0.4%)
            -----------------
            INDUSTRIAL CONGLOMERATES (0.4%)

    1,000   Textron Financial Corp. (c)                   6.00        2/15/2067               875
                                                                                      -----------
            UTILITIES (2.4%)
            ---------------
            ELECTRIC UTILITIES (0.8%)
      233   FPL Group Capital, Inc. (f)                   6.65        6/15/2067               234
      500   FPL Group Capital, Inc. (f)                   7.30        9/01/2067               528
       65   Oglethorpe Power Corp.                        6.97        6/30/2011                65
      500   PPL Capital Funding, Inc.                     6.70        3/30/2067               498

================================================================================

21  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                   COUPON                             VALUE
(000)       SECURITY                                       RATE        MATURITY             (000)
-------------------------------------------------------------------------------------------------
$     949   Texas Competitive Electric Holdings,
              Co., LLC(i)                                 3.25%      10/10/2014       $       761
                                                                                      -----------
                                                                                            2,086
                                                                                      -----------
            MULTI-UTILITIES (1.6%)
    1,000   Dominion Resources, Inc. (f)                  7.50        6/30/2066             1,061
    1,005   Integrys Energy Group, Inc. (f)               6.11       12/01/2066               991
    1,000   Puget Sound Energy, Inc.                      6.97        6/01/2067             1,006
      725   Wisconsin Energy Corp.                        6.25        5/15/2067               730
                                                                                      -----------
                                                                                            3,788
                                                                                      -----------
            Total Utilities                                                                 5,874
                                                                                      -----------
            Total Corporate Obligations (cost: $31,377)                                    38,091
                                                                                      -----------
            EURODOLLAR AND YANKEE OBLIGATIONS (2.2%)

            ENERGY (0.4%)
            ------------
            OIL & GAS STORAGE & TRANSPORTATION (0.4%)
    1,000   TransCanada Pipelines Ltd.                    6.35        5/15/2067             1,020
                                                                                      -----------
            FINANCIALS (1.3%)
            ----------------
            DIVERSIFIED BANKS (0.0%)
      500   Landsbanki Islands hf, acquired 10/12/2007;
              cost $500 (c),(d),(e),(j)                   7.43                -(g)             --
                                                                                      -----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
      690   Brookfield Asset Management, Inc.             5.80        4/25/2017               734
                                                                                      -----------
            MULTI-LINE INSURANCE (0.6%)
      519   AXA S.A.                                      3.68(h)             -(g)            397
    1,000   Oil Insurance Ltd. (c),(f)                    7.56                -(g)            939
                                                                                      -----------
                                                                                            1,336
                                                                                      -----------
            PROPERTY & CASUALTY INSURANCE (0.4%)
    1,000   QBE Insurance Group Ltd. (c)                  5.65(h)     7/01/2023               954
                                                                                      -----------
            REGIONAL BANKS (0.0%)
    1,000   Glitnir Banki hf, acquired 9/11/2006 and
              10/18/2006; cost $1,017 (c),(d),(e),(j)     7.45                -(g)             --
                                                                                      -----------
            Total Financials                                                                3,024
                                                                                      -----------
            INDUSTRIALS (0.4%)
            -----------------
            INDUSTRIAL CONGLOMERATES (0.4%)
    1,000   Hutchison Whampoa, Ltd. (c)                   6.00                -(g)          1,022
                                                                                      -----------
            MATERIALS (0.1%)
            ---------------
            DIVERSIFIED METALS & MINING (0.1%)
      286   Glencore Finance S.A.                         8.00                -(g)            290
                                                                                      -----------
            Total Eurodollar and Yankee Obligations
              (cost: $6,114)                                                                5,356
                                                                                      -----------

            ASSET-BACKED SECURITIES (0.9%)

            FINANCIALS (0.9%)
            ----------------
            ASSET-BACKED FINANCING (0.9%)
        6   Aerco Ltd. (c)                                0.74(h)     7/15/2025                 6
      500   AESOP Funding II, LLC (c),(f)                 9.31       10/20/2013               546
       21   Banc of America Securities Auto Trust         5.51        2/19/2013                21
      500   Credit Acceptance Auto Loan Trust (c),(f)     5.68        5/15/2017               517
      403   Prestige Auto Receivables Trust "A" (c)       5.67        4/15/2017               423

================================================================================

                                                  Portfolio of Investments |  22

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                   COUPON                             VALUE
(000)       SECURITY                                       RATE        MATURITY             (000)
-------------------------------------------------------------------------------------------------
$     784   Trinity Rail Leasing, LP (c)                  5.90%       5/14/2036       $       764
                                                                                      -----------

            Total Financials                                                                2,277
                                                                                      -----------
            Total Asset-Backed Securities (cost: $2,214)                                    2,277
                                                                                      -----------

            COMMERCIAL MORTGAGE SECURITIES (4.2%)

            FINANCIALS (4.2%)
            ----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (4.2%)
      230   Banc of America Commercial Mortgage, Inc.     5.68        7/10/2046               242
    1,000   Banc of America Commercial Mortgage,
              Inc. (f)                                    5.18        9/10/2047               929
      745   Credit Suisse First Boston Mortgage
              Securities Corp. (f)                        5.10        8/15/2038               770
    1,000   GE Capital Commercial Mortgage Corp. (f)      5.61       12/10/2049               942
      500   GMAC Commercial Mortgage Securities,
              Inc. (f)                                    4.75        5/10/2043               519
        6   Government Lease Trust (c)                    6.48        5/18/2011                 6
      501   GS Mortgage Securities Corp. II               4.30        1/10/2040               509
      500   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                            5.04       10/15/2042               494
      378   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                            5.33       12/15/2044               370
      500   J.P. Morgan Chase Commercial Mortgage
              Securities Corp. (f)                        5.33       12/15/2044               475
      690   Merrill Lynch Mortgage Trust (f)              5.24       11/12/2037               728
      250   Merrill Lynch Mortgage Trust                  5.10        7/12/2038               232
      500   Merrill Lynch Mortgage Trust                  5.14        7/12/2038               506
      500   Merrill Lynch Mortgage Trust (f)              5.83        6/12/2050               542
    1,000   ML-CFC Commercial Mortgage Trust (f)          5.42        8/12/2048               944
      500   ML-CFC Commercial Mortgage Trust              6.16        8/12/2049               513
      232   ML-CFC Commercial Mortgage Trust              5.70        9/12/2049               252
    1,000   Morgan Stanley Capital I, Inc. (f)            4.77        7/15/2056             1,035
                                                                                      -----------

            Total Financials                                                               10,008
                                                                                      -----------
            Total Commercial Mortgage Securities
              (cost: $7,807)                                                               10,008
                                                                                      -----------
            Total Bonds
              (cost: $47,512)                                                              55,732
                                                                                      -----------

NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (4.5%)

            MONEY MARKET FUNDS (4.5%)
10,688,481  State Street Institutional Liquid Reserve Fund,
              0.16%(k) (cost: $10,688)                                                     10,688
                                                                                      -----------

================================================================================

23  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                                                      VALUE
(000)       SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (0.0%)

            REPURCHASE AGREEMENTS (0.0%)
$     104   Deutsche Bank Securities, Inc., 0.04%, acquired on 4/29/2011 and due on
              5/02/2011 at $104 (collateralized by $110 Federal Home Loan
              Bank, 0.45%, due 5/04/2012; market value $110) (cost: $104)             $       104
                                                                                      -----------

            TOTAL INVESTMENTS (COST: $211,256)                                        $   235,977
                                                                                      ===========

NUMBER OF
CONTRACTS
-------------------------------------------------------------------------------------------------
            PURCHASED OPTIONS (0.1%)
      500   Put - iShares MSCI EAFE Index expiring June 18, 2011 at 60                         30
      500   Put - iShares MSCI Emerging Market Index expiring June 18, 2011 at 49              57
       40   Put - S&P 500 Index expiring June 18, 2011 at 1290                                 36
                                                                                      -----------

            TOTAL PURCHASED OPTIONS (COST: $182)                                      $       123
                                                                                      ===========
            WRITTEN OPTIONS (0.1%)
     (250)  Call - iShares MSCI Emerging Index expiring June 18, 2011at 52                    (17)
     (250)  Call - iShares MSCI Emerging Index expiring May 21, 2011 at 50                    (24)
      (40)  Call - S&P 500 Index expiring May 21, 2011 at 1360                                (65)
     (500)  Put - iShares MSCI Emerging Index expiring June 18, 2011 at 41                     (7)
      (40)  Put - S&P 500 Index expiring June 18, 2011 at 1190                                (10)
                                                                                      -----------

            TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $93)                            $      (123)
                                                                                      ===========

                                                                                     UNREALIZED
 NUMBER OF                                                                          APPRECIATION/
 CONTRACTS                                              EXPIRATION    CONTRACT     (DEPRECIATION)
LONG/(SHORT)                                               DATE      VALUE (000)        (000)
-------------------------------------------------------------------------------------------------
            FUTURES (1.3%)
    5,600   Russell 2000 Mini Index                      6/17/2011        4,838                51
      900   S&P 500 E-Mini Index                         6/17/2011        1,224               353
                                                                                      -----------
            TOTAL FUTURES                                                             $       404
                                                                                      -----------

================================================================================

                                                  Portfolio of Investments |  24

================================================================================

($ IN 000s)                                       VALUATION HIERARCHY
                                                  -------------------
                                     (LEVEL 1)         (LEVEL 2)           (LEVEL 3)
                                   QUOTED PRICES          OTHER            SIGNIFICANT
                                      IN ACTIVE        SIGNIFICANT        UNOBSERVABLE
                                       MARKETS         OBSERVABLE            INPUTS
                                    FOR IDENTICAL        INPUTS
ASSETS                                 ASSETS                                                      TOTAL
--------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                    $      105,222     $         --        $         --      $    105,222
  PREFERRED SECURITIES                         --            3,060                 800             3,860
  WARRANTS                                     --               --                  --                --
  EXCHANGE-TRADED FUNDS                    60,365               --                  --            60,365
  RIGHTS                                        5               --                  --                 5
BONDS:
  CORPORATE OBLIGATIONS                        --           38,091                  --            38,091
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                  --            5,356                  --             5,356
  ASSET-BACKED SECURITIES                      --            2,277                  --             2,277
  COMMERCIAL MORTGAGE SECURITIES               --           10,008                  --            10,008
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                       10,688               --                  --            10,688
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  REPURCHASE AGREEMENTS                        --              104                  --               104
PURCHASED OPTIONS                             123               --                  --               123
FUTURES*                                      404               --                  --               404
--------------------------------------------------------------------------------------------------------
Total                              $      176,807     $     58,896        $         800     $    236,503
--------------------------------------------------------------------------------------------------------

 *FUTURES CONTRACTS ARE VALUED AT THE UNREALIZED APPRECIATION/DEPRECIATION ON
  THE INVESTMENT.

                                     (LEVEL 1)         (LEVEL 2)           (LEVEL 3)
                                    QUOTED PRICES         OTHER            SIGNIFICANT
                                      IN ACTIVE        SIGNIFICANT        UNOBSERVABLE
                                       MARKETS         OBSERVABLE            INPUTS
                                    FOR IDENTICAL        INPUTS
LIABILITIES                          LIABILITIES                                                   TOTAL
--------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS                     $        (123)     $        --        $         --      $       (123)
--------------------------------------------------------------------------------------------------------
Total                               $        (123)     $        --        $         --      $       (123)
--------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                       PREFERRED
                                                                      SECURITIES
--------------------------------------------------------------------------------
 Balance as of July 31, 2010                                                $700
 Purchases                                                                     -
 Sales                                                                         -
 Transfers into Level 3                                                        -
 Transfers out of Level 3                                                      -
 Net realized gain (loss)                                                      -
 Change in net unrealized appreciation/depreciation                          100
--------------------------------------------------------------------------------
 Balance as of April 30, 2011                                               $800
--------------------------------------------------------------------------------

For the period of August 1, 2010, through April 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

25  | USAA First Start Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================

26  | USAA First Start Growth Fund

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

27  | USAA First Start Growth Fund

================================================================================

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred equity securities and all bonds, which are valued based on methods discussed in Note A5, and repurchase agreements valued at cost, which approximates fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs at the end of the period, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. The fair value methods included using inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the

================================================================================

                                         Notes to Portfolio of Investments |  28

================================================================================

underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both

================================================================================

29  | USAA First Start Growth Fund

================================================================================

the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

G. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of April 30, 2011, was approximately $105,000.

H. As of April 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2011, were $28,041,000 and $3,379,000 respectively, resulting in net unrealized appreciation of $24,662,000.

I. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $239,698,000 at April 30, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 26.0% of net assets at April 30, 2011.

J. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

                                         Notes to Portfolio of Investments |  30

================================================================================

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

RIGHTS -- enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
iShares   Exchange-traded funds, managed by BlackRock, Inc., that
          represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT      Real estate investment trust

SPECIFIC NOTES

(a)    The security or a portion thereof was out on loan as of April 30, 2011.
(b) Security, or a portion thereof, is segregated to cover the value of open futures contracts at April 30, 2011.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) Security was fair valued at April 30, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2011, was $817,000, which represented 0.3% of the Fund's net assets.
(f) At April 30, 2011, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2011.

================================================================================

31  | USAA First Start Growth Fund

================================================================================

(i) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2011. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(j) Currently the issuer is in default with respect to interest and/or principal payments.
(k) Rate represents the money market fund annualized seven-day yield at April 30, 2011.
*      Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  32


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      06/29/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       06/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       06/29/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.